Schedule of Investments (unaudited)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 99.0%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$215,811
Alameda Corridor Transportation Authority RB
0.00%, 10/01/32 (NPFGC)(a)	745	520,607
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	312,445
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	259,896
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,112,305
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,110,852
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	639,202
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a)	5,100	2,765,285
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	919,883
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,073,481
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	212,780
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,602,241
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	532,230
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,258,202
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,070,307
4.00%, 04/01/38 (Call 04/01/27)	1,960	2,022,245
4.00%, 04/01/42 (Call 04/01/27)	6,035	6,187,102
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,545,268
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,488,395
5.00%, 04/01/23	175	180,007
5.00%, 04/01/28	400	457,745
VRDN,2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,955	1,941,509
VRDN,2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,174,820
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)(c)	740	741,629
Series B, VRDN,2.85%, 04/01/47 (Put 10/01/24)(b)(c)	740	740,060
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	8,610,808
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,589,743
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	513,970
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	595	611,625
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	4,882,717
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	257,498
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,029,994
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,032,649
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	620	527,100
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	2,000	2,354,110
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,387,720
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,059,658
5.00%, 10/01/49 (PR 04/01/26)	250	277,344
5.25%, 04/01/40	1,480	1,903,702
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,203,623
Series T-1, 5.00%, 03/15/39	700	871,107
Series U-3, 5.00%, 06/01/43	2,360	2,997,087
Series U-6, 5.00%, 05/01/45	5,010	6,395,357
Series U-7, 5.00%, 06/01/46	2,650	3,387,218
Series V-1, 5.00%, 05/01/29	500	584,874
Series V-1, 5.00%, 05/01/49	7,260	9,375,915
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	1,500	1,519,201
5.00%, 10/01/23	675	704,276
Security	Par (000)	Value

California (continued)
5.00%, 10/01/26 (Call 04/01/26)	$3,240	$3,580,376
5.00%, 10/01/28 (Call 04/01/28)	545	623,633
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,106,635
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,228,161
5.00%, 10/01/48 (Call 04/01/28)	125	138,518
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,393,149
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	539,144
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	259,216
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	326,986
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	914,240
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,572,859
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	849,574
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	783,631
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,139,608
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	543,702
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	530,112
California State Public Works Board RB
5.00%, 06/01/26 (Call 06/01/22)	625	625,000
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,166,467
Series A, 5.00%, 09/01/22	575	580,433
Series A, 5.00%, 02/01/26	2,000	2,201,348
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,432,515
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,338,601
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,333,293
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,057,957
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,057,280
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	709,885
Series B, 5.00%, 10/01/23	180	187,904
Series B, 5.00%, 10/01/25	1,075	1,175,492
Series B, 5.00%, 10/01/27	340	386,347
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	281,727
Series B, 5.00%, 05/01/35 (Call 05/01/31)	1,500	1,765,176
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,110,799
Series C, 5.00%, 11/01/24	1,155	1,236,950
Series C, 5.00%, 11/01/27	900	1,024,033
Series C, 5.00%, 11/01/29	1,530	1,792,876
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,730,956
Series D, 5.00%, 06/01/25	350	379,754
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	350,404
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	921,938
Series F, 5.00%, 05/01/23	795	820,091
Series F, 5.00%, 05/01/25	300	324,892
Series F, 5.00%, 05/01/27 (Call 05/01/25)	930	1,002,507
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	376,056
Series G, 5.00%, 11/01/23 (Call 11/01/22)	250	253,861
Series G, 5.00%, 11/01/26 (Call 11/01/22)	270	274,170
Series G, 5.00%, 11/01/27 (Call 11/01/22)	670	680,347
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,056,061
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,350	1,370,848
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	2,076,324
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,361,339
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	1,004,288
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,695,109
Series I, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,519,048
California State University RB
4.00%, 11/01/29 (11/01/22)	1,000	1,011,330
5.00%, 11/01/26	370	413,275
Series A, 4.00%, 11/01/28 (PR 11/01/22)	200	202,266

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 11/01/35 (Call 05/01/26)	$670	$692,585
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,525,944
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	513,058
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	203,438
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	948,012
Series A, 5.00%, 11/01/22	3,345	3,396,516
Series A, 5.00%, 11/01/23	1,165	1,218,876
Series A, 5.00%, 11/01/24 (PR 11/01/23)	1,575	1,648,289
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	429,129
Series A, 5.00%, 11/01/27 (Call 05/01/26)	2,085	2,298,685
Series A, 5.00%, 11/01/27 (PR 11/01/22)	2,015	2,046,118
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	429,153
Series A, 5.00%, 11/01/28 (PR 11/01/24)	3,370	3,615,720
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,020	1,119,642
Series A, 5.00%, 11/01/29 (PR 11/01/24)	200	214,570
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	577,390
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	541,797
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,714,853
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	553,096
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,644,706
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,145,730
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	542,628
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,609,297
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	3,012,257
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	493,441
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	531,403
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,780	1,949,336
Series A, 5.00%, 11/01/37 (PR 11/01/22)	325	330,019
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,330	1,435,674
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,719,542
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	536,371
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	703,872
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,785,443
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,112,117
Series A, 5.00%, 11/01/44 (PR 11/01/24)	1,290	1,383,826
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	818,200
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,388,349
Series A, 5.00%, 11/01/47 (Call 05/01/27)	605	655,450
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,050	4,478,046
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(b)(c)	3,245	3,306,459
Series C, 4.00%, 11/01/45 (Call 11/01/30)	5,720	5,878,491
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	261,470
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,155,848
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	302,263
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	252,382
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	2,946,433
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	222,433
Series D, 0.00%, 08/01/26(a)	545	490,267
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,041,785
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,038,650
Series 2016, 5.00%, 08/01/24 (PR 08/01/23)	115	119,525
Series 2016, 5.00%, 08/01/27 (PR 08/01/23)	500	519,675
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,500	1,559,025
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	2,800	2,910,179
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,324,569
Security	Par (000)	Value

California (continued)
Series A, 4.00%, 08/01/47 (Call 08/01/27)	$1,000	$1,013,748
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,102,348
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	505,817
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,290	8,739,769
City & County of San Francisco CA GO
5.00%, 06/15/26	500	556,445
5.00%, 06/15/27	500	568,007
Series R, 5.00%, 06/15/28	3,500	4,036,506
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	175	180,992
Series R1, 5.00%, 06/15/25	1,315	1,431,332
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	568,665
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,708,361
Series R-1, 5.00%, 06/15/22	1,660	1,662,418
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,223,190
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,618,161
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	513,020
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,526,453
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,475,886
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,111,870
Series B, 5.00%, 06/01/22	250	250,000
Series B, 5.00%, 06/01/23	760	785,556
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	950,000
Series B, 5.00%, 06/01/27	250	282,803
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	170,000
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	500,000
Series C, 5.00%, 06/01/29	2,000	2,325,685
Series C, 5.00%, 06/01/30	2,000	2,346,094
Series C, 5.00%, 06/01/32	2,500	3,003,585
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	972,199
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	280	319,980
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,110,357
Series A, 5.00%, 05/15/26	1,000	1,106,045
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,231,434
Series A, 5.00%, 05/15/36 (Call 11/15/29)	5,330	6,080,022
Series A, 5.00%, 05/15/39 (Call 11/15/29)	4,430	5,030,955
Series A, 5.00%, 05/15/40 (Call 11/15/29)	2,425	2,750,085
Series B, 4.00%, 05/15/40 (Call 05/15/30)	1,000	1,046,422
Series B, 5.00%, 05/15/25	1,135	1,229,571
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,159,940
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,100	2,450,779
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,180,051
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,705	3,089,358
Series B, 5.00%, 05/15/48 (Call 05/15/31)	450	512,024
Series C, 5.00%, 05/15/25	500	539,423
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,851,583
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,666,706
City of Riverside CA Electric Revenue RB
Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,153,087
Series A, 5.00%, 10/01/48 (Call 04/01/29)	2,000	2,213,309
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	535,889
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,100,324

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	$2,380	$2,477,950
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,035	1,091,370
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,585,153
5.00%, 11/01/25	445	487,536
5.00%, 11/01/25 (Call 05/01/25)	1,700	1,836,541
5.00%, 11/01/27 (Call 11/01/26)	1,945	2,169,440
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,558,895
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,155,672
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,073,277
5.00%, 11/01/34 (Call 11/01/26)	1,740	1,924,537
5.00%, 11/01/36 (Call 05/01/25)	800	856,520
Series A, 4.00%, 11/01/50 (Call 11/01/30)	1,490	1,519,723
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,031,734
Series A, 5.00%, 11/01/50 (Call 11/01/30)	4,380	5,012,544
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,194,133
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,115,977
City of San Jose CA GO
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	3,663,471
Series A, 5.00%, 09/01/42 (Call 03/01/31)	6,075	7,029,463
Series A, 5.00%, 09/01/43 (Call 03/01/31)	2,000	2,308,814
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	2,993,064
Series C, 5.00%, 09/01/28	370	425,899
Series C, 5.00%, 09/01/34 (Call 03/01/29)	850	974,538
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	115	121,906
Series D, 4.00%, 08/01/40 (Call 08/01/25)	135	137,484
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	317,100
4.00%, 08/01/32 (Call 08/15/25)	2,500	2,651,911
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,354,376
5.00%, 08/01/31 (Call 08/15/25)	2,335	2,548,923
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,541,799
Series A, 5.00%, 08/01/24 (PR 08/01/23)	565	587,233
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	1,933,190
Series B, 0.00%, 08/01/27 (AGM)(a)	320	276,340
Series B, 0.00%, 08/01/28 (AGM)(a)	150	124,873
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	513,399
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	431,502
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,299,359
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	3,475	3,611,740
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,267,871
Series B2, 4.00%, 08/01/22	1,425	1,431,657
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	5,775	6,666,067
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,064,332
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,095,082
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	851,465
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	251,164
Series B, 5.00%, 08/01/34 (Call 08/01/32)	5,890	7,119,101
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	780,760
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	514,841
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,105,141
Security	Par (000)	Value

California (continued)
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	$1,000	$1,026,396
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,005	1,089,520
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	270,646
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	324,503
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	581,985
Series A, 5.00%, 06/01/37 (Call 06/01/32)	2,000	2,412,790
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,183,071
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,096,318
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	845,138
Series B, 5.00%, 06/01/22	205	205,000
Series B, 5.00%, 06/01/23	1,510	1,560,928
Series B, 5.00%, 06/01/24	850	901,957
Series B, 5.00%, 06/01/25	325	353,222
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,475,238
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,115,716
Series C, 4.00%, 06/01/45 (Call 06/01/25)	4,660	4,723,790
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,426,692
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,469,568
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,088,449
El Camino Community College District Foundation (The) GO
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	507,364
Series C, 0.00%, 08/01/32(a)	700	499,197
Series C, 0.00%, 08/01/33(a)	125	85,548
Series C, 0.00%, 08/01/34(a)	2,050	1,345,031
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	263,845
El Monte Union High School District GO, Series B, 4.00%, 06/01/46 (Call 06/01/27)	1,510	1,531,131
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,000	2,023,589
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	111,138
Series C, 0.00%, 08/01/46(a)	985	367,537
Series C, 0.00%, 08/01/51(a)	1,155	353,233
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,062,139
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	4,834,147
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	500,313
0.00%, 01/15/34 (AGM)(a)	3,500	2,309,548
0.00%, 01/15/35 (AGM)(a)	300	189,728
Series A, 0.00%, 01/01/23 (ETM)(a)	225	223,134
Series A, 0.00%, 01/15/23 (AGM)(a)	500	493,906
Series A, 0.00%, 01/01/25 (ETM)(a)	880	834,378
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,077,841
Series A, 0.00%, 01/01/28 (ETM)(a)	440	381,178
Series A, 0.00%, 01/01/29 (ETM)(a)	500	419,790
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	260,109
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	902,893
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,740,787
Series A, 4.00%, 01/15/46 (Call 01/15/31)	12,000	11,979,975
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,123,646
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,608,499
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	3,995,431

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B-1, VRDN,3.95%, 01/15/53 (Call 07/15/27)(b)(c)	$1,200	$1,155,188
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,128,621
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	1,989,243
5.00%, 08/01/22	175	176,111
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	3,715,870
Series A, 4.00%, 08/01/46 (Call 08/01/27)	5,405	5,572,525
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,100,659
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	350	372,067
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	140	132,484
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,016,129
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,014,379
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,018,251
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	542,317
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,111,389
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	191,382
Series B, 5.00%, 08/01/39 (PR 08/01/22)	2,120	2,133,500
Series C, 4.00%, 08/01/22	865	869,098
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	408,431
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	303,615
Long Beach Unified School District GO
3.00%, 08/01/47 (Call 08/01/29)	1,575	1,409,430
Series B, 3.00%, 08/01/48 (Call 08/01/29)	650	579,050
Series B, 3.00%, 08/01/50 (Call 08/01/29)	5,345	4,697,051
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	512,042
Series B, 5.00%, 08/01/22	2,000	2,012,635
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,138,308
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	98,842
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,149,521
Series A, 5.00%, 08/01/23	835	867,660
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,343,318
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	250,540
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	501,079
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,505	4,802,896
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	5,080,089
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	559,716
Series C, 5.00%, 08/01/22	745	749,532
Series C, 5.00%, 08/01/25	345	375,904
Series C, 5.00%, 06/01/26	2,395	2,659,261
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	790,103
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,043,432
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,316,098
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,509,013
Series K, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,028,632
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	506,694
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,116,581
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/35 (Call 06/01/30)	930	990,810
Security	Par (000)	Value

California (continued)
Series A, 4.00%, 06/01/37 (Call 06/01/30)	$1,250	$1,319,361
Series A, 5.00%, 07/01/23	770	797,373
Series A, 5.00%, 06/01/24	1,000	1,059,709
Series A, 5.00%, 07/01/24	1,985	2,109,618
Series A, 5.00%, 06/01/25	1,045	1,134,154
Series A, 5.00%, 06/01/26	745	827,202
Series A, 5.00%, 06/01/27	310	350,990
Series A, 5.00%, 06/01/28	1,130	1,300,203
Series A, 5.00%, 07/01/28 (Call 07/01/27)	250	282,687
Series A, 5.00%, 06/01/30	3,950	4,681,286
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,000	2,362,884
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	1,826,315
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,946,773
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	305,423
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,010	3,540,244
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,020	2,404,746
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,107,766
Series A, 5.00%, 06/01/36 (Call 06/01/30)	2,750	3,189,691
Series A, 5.00%, 06/01/37 (Call 06/01/30)	1,065	1,232,018
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,107,595
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,537,816
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,193,674
Series A, 5.00%, 07/01/39 (Call 07/01/31)	3,500	4,098,799
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,398,948
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,641,382
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,000	2,234,088
Series A, 5.00%, 07/01/46 (Call 07/01/31)	1,490	1,720,083
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	170,805
4.00%, 12/01/46 (Call 12/01/31)	2,000	2,049,169
5.00%, 08/01/42 (Call 08/01/22)	500	503,184
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	530,400
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,933,412
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	573,050
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,126,454
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	2,275	2,300,301
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	541,868
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23 (Call 01/01/23)	370	377,311
Series A, 5.00%, 07/01/24 (Call 01/01/23)	1,045	1,064,457
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	891,291
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,381,665
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,109,869
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,068,977
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	912,199
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	665,517
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	758,146
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,693,427
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,070,530
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,084,790
Series B, 5.00%, 07/01/23	2,195	2,274,341
Series B, 5.00%, 01/01/24 (Call 12/01/23)	330	346,380
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,025	1,061,326
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,621,637
Series B, 5.00%, 07/01/26 (Call 06/01/26)	640	709,699
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,034,565
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	605,220

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/30 (Call 07/01/23)	$500	$517,282
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	988,009
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	2,006,918
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,396,103
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,700	3,707,693
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	977,954
Series C, 5.00%, 07/01/23	100	103,665
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,010	1,071,704
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,121,343
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,093,367
Series C, 5.00%, 07/01/49 (Call 07/01/29)	7,455	8,385,289
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,638,179
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	3,904,294
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	526,250
Series E, 5.00%, 07/01/23	585	606,438
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	526,250
Los Angeles Department of Water & Power RB
5.00%, 07/01/40 (Call 07/01/31)	2,000	2,341,757
5.00%, 07/01/43 (Call 07/01/32)	5,160	6,100,669
Series A, 5.00%, 07/01/27	2,900	3,286,543
Series B, 3.00%, 07/01/22	3,000	3,004,690
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	2,714,491
Series B, 5.00%, 07/01/40 (Call 07/01/30)	2,500	2,885,343
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,149,991
Series D, 5.00%, 07/01/37 (Call 07/01/29)	4,865	5,545,388
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,687,181
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/52 (Call 01/01/32)	5,000	5,801,556
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,440,192
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,185,970
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,253,283
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,180,064
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,359,689
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,103,352
Series A, 5.00%, 07/01/50 (Call 07/01/30)	2,275	2,592,057
Series B, 4.00%, 07/01/27	415	448,403
Series B, 5.00%, 07/01/23	290	300,627
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,415	2,501,117
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	538,258
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	605,540
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,280,894
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	517,392
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,062,784
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	2,712,556
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	267,984
Series B, 5.00%, 07/01/49 (Call 01/01/31)	2,000	2,297,605
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	2,905,031
Series C, 5.00%, 07/01/40 (Call 07/01/30)	3,000	3,471,789
Los Angeles Unified School District/CA GO
5.00%, 07/01/27	1,250	1,415,328
5.00%, 07/01/28	645	738,125
5.00%, 07/01/28 (Call 07/01/24)	1,155	1,222,162
Series A, 5.00%, 07/01/22	2,300	2,307,282
Series A, 5.00%, 07/01/23	625	648,041
Series A, 5.00%, 07/01/24	8,970	9,535,030
Series A, 5.00%, 07/01/25	5,270	5,722,630
Series A, 5.00%, 07/01/26	5,610	6,228,407
Series A, 5.00%, 07/01/27	3,500	3,962,919
Series A, 5.00%, 07/01/28	2,785	3,187,098
Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/29	$1,850	$2,142,056
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,079,361
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,279,252
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,100,682
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	1,455	1,649,750
Series B-1, 4.00%, 07/01/24	740	770,356
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	561,817
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	560,373
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,228,721
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,107,035
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,226,495
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	932,160
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,000	1,085,682
Series C, 4.00%, 07/01/44 (Call 07/01/30)	3,700	3,819,417
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,062,780
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	487,909
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	1,906,558
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	793,611
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	3,688,260
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	200	208,692
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	7,475	7,716,254
Series RYQ, 5.00%, 07/01/28	2,145	2,454,695
Series RYRR, 4.00%, 07/01/38 (Call 01/01/32)	2,025	2,143,503
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	600	612,807
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/01/27)	2,400	2,606,455
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	250	68,812
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	420,932
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	4,970,601
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26	230	231,846
Series A, 5.00%, 07/01/25	125	136,048
Series A, 5.00%, 07/01/26	1,000	1,111,888
Series A, 5.00%, 07/01/27	790	894,487
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	540,611
Series A, 5.00%, 10/01/29 (Call 07/01/22)	1,700	1,704,780
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,090,659
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,075	1,235,909
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,304,492
Series A, 5.00%, 07/01/40 (Call 07/01/25)	1,525	1,631,465
Series A, 5.00%, 10/01/45 (Call 10/01/29)	1,085	1,233,319
Series A, 5.00%, 10/01/49 (Call 10/01/29)	4,550	5,151,611
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	501,643
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,146,208
Series C, 5.00%, 10/01/27	975	1,109,483
Series C, 5.00%, 07/01/38 (Call 07/01/30)	3,000	3,466,552
Series E, 5.00%, 07/01/23	220	228,062
Series G, 5.00%, 07/01/28 (Call 07/01/22)	720	722,060
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	3,102,419
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	437,432
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,012,334
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,105,515
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,257,845
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	1,774,085

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	$250	$269,797
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,242,211
Series B, 5.00%, 11/01/24	375	400,416
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,481,444
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	551,418
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,155,667
Newport Mesa Unified School District GO
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	416,939
Series 2005, 0.00%, 08/01/34(a)	1,715	1,151,097
Series 2005, 0.00%, 08/01/36(a)	2,625	1,607,689
Series 2005, 0.00%, 08/01/38(a)	500	279,850
Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	1,050	1,026,753
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,131,487
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	6,688,753
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,268,411
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,110	1,195,692
5.00%, 02/15/30 (Call 02/15/29)	500	579,661
5.00%, 02/15/41 (Call 02/15/29)	500	561,865
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	7,300	7,319,427
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,290,106
Series C, 5.00%, 08/15/25	175	191,020
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,644,004
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	265,408
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,085,385
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	250,990
Series D, 0.00%, 08/01/42(a)	200	91,273
Series D, 0.00%, 08/01/46(a)	1,300	477,037
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,010	2,228,645
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,153,574
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,018,085
Poway Unified School District GO
0.00%, 08/01/33(a)	250	173,175
0.00%, 08/01/35(a)	500	318,955
0.00%, 08/01/36(a)	1,000	611,601
0.00%, 08/01/38(a)	755	422,573
0.00%, 08/01/46(a)	4,445	1,618,084
Series A, 0.00%, 08/01/31(a)	790	592,714
Series A, 0.00%, 08/01/32(a)	450	324,461
Series B, 0.00%, 08/01/34(a)	7,165	4,763,293
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	5,045,482
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	553,459
Riverside County Transportation Commission RB
5.00%, 06/01/25	420	454,813
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	447,628
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,450	1,501,890
Series A, 5.75%, 06/01/48 (PR 06/01/23)	1,000	1,041,729
Series B, 0.00%, 06/01/41(a)	2,500	1,073,225
Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/24	$685	$725,485
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	346,388
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,102,911
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,674,396
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,100,228
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,565,957
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	1,154	1,174,284
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	4,025	4,077,218
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,111,566
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	6,020	5,991,684
Riverside County Transportation Commission Sales Tax Revenue RB, Series B, 5.00%, 06/01/29 (Call 12/01/27)	1,500	1,701,129
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,026,798
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,081,705
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	761,566
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/28	1,000	1,156,256
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,519,594
Series A, 5.00%, 12/01/27	750	854,892
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	2,926,072
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,048,255
Series A, 5.00%, 12/01/50 (Call 12/01/30)	875	1,001,076
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,208,149
Series A, VRDN,5.00%, 08/15/49 (Call 04/20/23)(b)(c)	3,245	3,334,817
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)(c)	1,000	1,070,195
Series D, 5.00%, 08/15/22	325	327,591
Series E, 5.00%, 08/15/23	450	468,550
Series E, 5.00%, 08/15/24	505	537,124
Series F, 5.00%, 08/15/22	135	136,076
Series F, 5.00%, 08/15/23	1,000	1,041,222
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,162,992
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,141,291
Series H, 4.00%, 08/15/40 (Call 08/15/30)	1,275	1,331,117
Series H, 4.00%, 08/15/45 (Call 08/15/30)	5,375	5,520,619
Series H, 5.00%, 08/15/50 (Call 08/15/30)	2,020	2,294,241
Series I, 5.00%, 08/15/27	1,000	1,130,314
Series K, 5.25%, 07/01/24 (AMBAC)	190	196,744
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/16/27)	500	545,458
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,567,864
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,560,522
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,266,176
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	500	538,962
5.00%, 08/01/22	100	100,635
5.00%, 08/01/23 (PR 08/01/22)	1,070	1,076,814
5.00%, 08/01/24	500	532,843
5.00%, 08/01/27 (Call 08/01/26)	500	557,701
5.00%, 08/01/28 (Call 08/01/26)	980	1,091,200
5.00%, 08/01/28 (PR 08/01/22)	770	774,903
5.00%, 08/01/30 (PR 08/01/26)	650	726,470
5.00%, 08/01/31 (PR 08/01/26)	2,035	2,274,409

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/41 (PR 08/01/26)	$500	$558,823
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	250	259,837
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	9,995	10,388,300
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	2,000	2,062,897
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,652,537
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,192,143
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,077,509
Series A, 5.00%, 07/01/43 (PR 07/01/23)	255	264,401
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	435,055
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	432,682
Series A, 5.00%, 07/01/51 (Call 07/01/31)	2,000	2,198,296
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,189,749
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/48 (Call 04/01/30)	2,500	2,556,331
Series A, 5.00%, 10/01/22	2,405	2,435,462
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,179,110
Series A, 5.00%, 04/01/48 (Call 04/01/26)	1,115	1,206,180
Series A, 5.00%, 04/01/48 (PR 04/01/24)	400	422,877
Series B, 5.00%, 04/01/48 (Call 04/01/31)	4,380	5,012,659
San Diego County Water Authority RB
5.00%, 05/01/25	1,250	1,355,935
5.00%, 05/01/25 (11/01/22)	1,750	1,777,025
5.00%, 05/01/31 (PR 11/01/22)	605	614,343
5.00%, 05/01/34 (PR 11/01/22)	500	507,722
Series A, 5.00%, 05/01/47 (Call 05/01/32)	2,000	2,341,867
Series B, 4.00%, 05/01/38 (Call 05/01/31)	2,500	2,667,413
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,710	5,387,975
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	985	1,016,794
5.00%, 05/15/25	1,000	1,083,323
Series A, 4.00%, 08/01/45 (Call 08/01/30)	2,130	2,187,478
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	550,323
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	554,064
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,065,202
Series B, 5.00%, 08/01/22	315	317,006
Series B, 5.00%, 08/01/23	165	171,434
Series B, 5.00%, 08/01/24	1,000	1,065,686
Series B, 5.00%, 08/01/25	255	277,597
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,664,875
San Diego Unified School District/CA GO
4.00%, 07/01/35 (Call 07/01/25)	3,600	3,697,302
4.00%, 07/01/51 (Call 07/01/31)	2,300	2,336,077
Series C, 0.00%, 07/01/30(a)	840	653,311
Series C, 0.00%, 07/01/35(a)	300	189,015
Series C, 0.00%, 07/01/36(a)	1,240	747,194
Series C, 0.00%, 07/01/38(a)	1,930	1,058,099
Series C, 0.00%, 07/01/39(a)	1,100	573,650
Series C, 0.00%, 07/01/42(a)	215	96,898
Series C, 0.00%, 07/01/45(a)	2,780	1,090,787
Series C, 0.00%, 07/01/46(a)	500	187,240
Series C, 0.00%, 07/01/47(a)	1,100	394,162
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	700,404
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	985,974
Series C, 5.00%, 07/01/35 (PR 07/01/23)	2,450	2,540,319
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	953,606
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	500	507,191
Series D-2, 5.00%, 07/01/22	1,560	1,565,170
Series E, 0.00%, 07/01/32(a)	690	494,542
Series E, 0.00%, 07/01/42(a)	1,340	1,010,055
Security	Par (000)	Value

California (continued)
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	$3,025	$2,296,049
Series E, 0.00%, 07/01/49(a)	4,000	1,312,276
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,530,108
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	437,369
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,027,122
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,095,983
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,015	2,072,943
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,013,639
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	2,000	1,776,297
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,687,841
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	3,345	3,424,114
Series R-1, 0.00%, 07/01/31(a)	1,820	1,359,661
Series R-2, 0.00%, 07/01/40(a)	800	743,776
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	415,089
Series R-3, 5.00%, 07/01/23	375	388,742
Series R-4, 5.00%, 07/01/24	325	345,266
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	379,843
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	194,899
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	955	1,054,132
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	523,818
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	220	229,838
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	256,966
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	203,681
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,030,622
Series A, 5.00%, 08/01/47 (Call 08/01/27)	2,515	2,759,650
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	3,294,252
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,036,092
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	2,000,748
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	3,860,768
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	2,500	2,215,337
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,070,370
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,327,271
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,079,203
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,036,846
Series A, 4.00%, 07/01/38 (Call 07/01/27)	2,000	2,066,571
Series A, 5.00%, 07/01/36 (PR 07/01/22)	505	506,582
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/52 (Call 05/01/32)	1,500	1,698,245
Series A, 5.00%, 05/01/26	1,000	1,099,208
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,182,792
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	404,805
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,532,785
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	255,102
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	2,869,244
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,621,533
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,297,666
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	1,972,187
Series D, 5.00%, 05/01/24	1,025	1,079,651
Series D, 5.00%, 05/01/25	250	269,124
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,173,893
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	818,291
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,028,201
Series A, 4.00%, 10/01/47 (Call 10/01/31)	2,000	2,049,411

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 10/01/46 (Call 10/01/31)	$1,000	$1,162,495
Series B, 4.00%, 10/01/35 (Call 10/01/22)	1,695	1,700,003
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	952,079
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,175	2,178,897
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,111,243
Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(b)(c)	2,070	2,071,970
San Francisco County Transportation Authority RB
4.00%, 02/01/25	2,020	2,124,089
4.00%, 02/01/26	1,465	1,563,792
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	740	749,848
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,436,425
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	513,002
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	2,000	2,130,053
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/23 (ETM)(a)	450	446,267
0.00%, 01/01/26 (ETM)(a)	280	259,052
0.00%, 01/01/28 (ETM)(a)	750	655,128
4.00%, 01/15/34 (Call 01/15/32)	1,065	1,092,371
5.00%, 01/15/31	1,500	1,663,283
5.00%, 01/15/33 (Call 01/15/32)	1,585	1,764,170
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	358,289
Series A, 5.00%, 01/15/34 (PR 01/15/25)	750	806,654
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,604,314
Series A, 5.00%, 01/15/50 (PR 01/15/25)	3,750	4,033,272
San Jose Evergreen Community College District GO
3.00%, 09/01/40 (Call 09/01/28)	1,250	1,113,317
Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,616,258
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	1,010	1,043,656
San Jose Unified School District GO
0.00%, 08/01/29 (NPFGC)(a)	1,060	857,320
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,448,586
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	299,703
San Juan Unified School District GO
4.00%, 08/01/46 (Call 08/01/30)	1,095	1,118,637
Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,283,678
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	550,604
Series B, 0.00%, 08/01/38(a)	565	316,230
Series B, 0.00%, 08/01/47(a)	500	183,918
Series B, 0.00%, 08/01/51(a)	1,500	460,056
Series C, 5.00%, 08/01/40 (PR 02/01/24)	480	506,145
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	848,114
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	270,939
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,481,775
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	900,827
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,466,628
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	442,487
5.00%, 08/01/49 (Call 08/01/29)	880	981,953
Series B, 5.00%, 08/01/25	4,740	5,161,554
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,260,445
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	455,308
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,915	1,902,187
Security	Par (000)	Value

California (continued)
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	$1,755	$1,321,759
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	271,610
Santa Barbara Unified School District GO, Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,000	2,056,205
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	5,500	5,568,952
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	3,042,515
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,510,767
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,439,189
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	586,615
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	711,290
Series A, 5.00%, 08/01/43 (Call 08/01/28)	4,590	5,099,924
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,045,020
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,327,295
4.00%, 08/01/41 (Call 08/01/29)	2,000	2,075,502
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	1,015,455
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,247,220
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,135	2,169,721
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	1,500	1,387,545
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,024,206
Southern California Public Power Authority RB
Series A, 5.00%, 07/01/22	370	371,172
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,197,030
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,045,303
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,070	1,146,869
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,011,380
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,069,891
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,027,495
Series C, 0.00%, 08/01/41(a)	650	315,694
Series C, 0.00%, 08/01/46(a)	1,000	366,919
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	546,075
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,174,533
4.00%, 12/01/35 (Call 06/01/31)	3,000	3,257,214
5.00%, 12/01/28	1,000	1,164,102
5.00%, 12/01/31 (Call 06/01/31)	2,555	3,057,353
5.00%, 12/01/35 (06/01/29)	580	681,373
Series AS, 5.00%, 12/01/22 (ETM)	10	10,178
Series AS, 5.00%, 12/01/23	250	262,172
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,315	2,486,622
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	1,055	1,134,819
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,345,657
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,045,637
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,160,299
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,181,967
Series AX, 5.00%, 12/01/22	500	509,233
Series BA, 5.00%, 12/01/24	140	150,450
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	2,889,413
Series BB, 5.00%, 12/01/25	215	236,614
Series BB, 5.00%, 12/01/26	1,775	1,995,649

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series BB, 5.00%, 12/01/28	$2,010	$2,339,845
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,357,905
State of California GO
2.00%, 11/01/22	5,450	5,468,266
2.38%, 12/01/43 (Call 12/01/30)	925	715,721
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,407,187
3.00%, 12/01/22	400	403,513
3.00%, 10/01/32 (Call 04/01/23)	820	820,652
3.00%, 10/01/34 (Call 10/01/29)	1,865	1,823,819
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,802,745
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,321,154
3.00%, 03/01/46 (Call 03/01/30)	1,000	905,363
3.00%, 03/01/50 (Call 03/01/30)	505	448,804
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,331,351
3.00%, 04/01/52 (Call 04/01/32)	2,000	1,789,443
4.00%, 05/01/23	1,050	1,074,421
4.00%, 03/01/24	1,500	1,558,963
4.00%, 04/01/24	1,155	1,201,951
4.00%, 03/01/25	475	499,316
4.00%, 11/01/25	240	254,746
4.00%, 10/01/27	1,740	1,883,026
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,539,351
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,727,130
4.00%, 10/01/33 (Call 04/01/31)	2,750	3,001,770
4.00%, 09/01/34 (Call 09/01/26)	820	856,894
4.00%, 10/01/34 (Call 04/01/31)	1,500	1,626,698
4.00%, 11/01/34 (Call 11/01/27)	1,800	1,901,302
4.00%, 10/01/35 (Call 04/01/31)	1,735	1,871,852
4.00%, 03/01/36 (Call 03/01/30)	2,000	2,135,246
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,077,242
4.00%, 10/01/36 (Call 10/01/29)	4,125	4,387,550
4.00%, 10/01/36 (Call 04/01/31)	2,010	2,160,830
4.00%, 03/01/37 (Call 03/01/30)	1,000	1,065,939
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,638,300
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,095,359
4.00%, 03/01/38 (Call 03/01/30)	1,000	1,064,159
4.00%, 11/01/38 (Call 11/01/30)	1,500	1,603,537
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,589,061
4.00%, 11/01/40 (Call 11/01/30)	1,150	1,225,187
4.00%, 10/01/44 (Call 10/01/29)	5,170	5,397,941
4.00%, 11/01/44 (Call 11/01/24)	975	990,304
4.00%, 03/01/45 (Call 03/01/25)	500	508,511
4.00%, 08/01/45 (Call 08/01/25)	250	254,870
4.00%, 03/01/46 (Call 03/01/30)	1,960	2,036,611
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,541,570
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,461,973
5.00%, 09/01/22	1,000	1,009,802
5.00%, 10/01/22	5,020	5,083,753
5.00%, 12/01/22	1,835	1,869,253
5.00%, 08/01/23	955	993,257
5.00%, 09/01/23	3,720	3,878,287
5.00%, 10/01/23	1,300	1,358,494
5.00%, 11/01/23	1,675	1,754,388
5.00%, 12/01/23	500	524,876
5.00%, 03/01/24	3,965	4,188,809
5.00%, 08/01/24	750	799,100
5.00%, 09/01/24	6,530	6,972,190
5.00%, 10/01/24	2,455	2,626,738
5.00%, 11/01/24	1,910	2,047,860
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,384,723
Security	Par (000)	Value

California (continued)
5.00%, 02/01/25 (Call 02/01/23)	$1,000	$1,021,465
5.00%, 03/01/25	250	270,066
5.00%, 04/01/25	2,700	2,922,383
5.00%, 08/01/25	2,920	3,185,318
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,588,930
5.00%, 10/01/25	1,555	1,702,992
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,185,024
5.00%, 11/01/25	1,100	1,207,051
5.00%, 11/01/25 (Call 11/01/23)	300	313,615
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,047,926
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,348,935
5.00%, 04/01/26	3,085	3,414,010
5.00%, 08/01/26	6,460	7,200,837
5.00%, 08/01/26 (Call 08/01/25)	1,780	1,940,019
5.00%, 09/01/26	545	608,568
5.00%, 10/01/26	2,000	2,237,184
5.00%, 10/01/26 (Call 10/01/24)	750	800,338
5.00%, 10/01/26 (Call 04/01/26)	3,175	3,508,547
5.00%, 11/01/26	2,500	2,801,349
5.00%, 02/01/27 (Call 02/01/23)	1,835	1,874,265
5.00%, 03/01/27 (Call 03/01/25)	1,385	1,492,306
5.00%, 04/01/27	1,680	1,896,782
5.00%, 08/01/27	1,685	1,913,984
5.00%, 08/01/27 (Call 08/01/25)	525	571,018
5.00%, 08/01/27 (Call 08/01/26)	500	555,801
5.00%, 09/01/27 (Call 09/01/26)	3,640	4,052,497
5.00%, 10/01/27	7,270	8,280,603
5.00%, 10/01/27 (Call 04/01/23)	475	487,593
5.00%, 11/01/27	570	650,113
5.00%, 11/01/27 (Call 11/01/23)	700	731,568
5.00%, 12/01/27	1,045	1,193,471
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,084,136
5.00%, 08/01/28 (Call 08/01/26)	8,135	9,006,708
5.00%, 08/01/28 (Call 08/01/27)	2,385	2,693,476
5.00%, 09/01/28 (Call 09/01/26)	2,190	2,428,607
5.00%, 10/01/28	9,765	11,298,541
5.00%, 11/01/28	4,035	4,674,993
5.00%, 11/01/28 (Call 11/01/27)	1,630	1,848,924
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,021,264
5.00%, 04/01/29	4,375	5,096,008
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,125,830
5.00%, 09/01/29 (Call 09/01/26)	3,145	3,479,911
5.00%, 10/01/29	4,505	5,286,073
5.00%, 10/01/29 (Call 04/01/23)	6,550	6,724,199
5.00%, 10/01/29 (Call 04/01/26)	750	822,217
5.00%, 11/01/29	1,500	1,762,165
5.00%, 11/01/29 (Call 11/01/27)	4,980	5,630,581
5.00%, 12/01/29	1,390	1,634,877
5.00%, 04/01/30	350	413,526
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,160,194
5.00%, 08/01/30 (Call 08/01/27)	620	696,250
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,144,455
5.00%, 10/01/30	3,000	3,568,629
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,090,195
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,278,281
5.00%, 12/01/30	4,465	5,323,294
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,209,167
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,176,524
5.00%, 04/01/31	1,000	1,197,366
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,208,460

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/31 (Call 10/01/24)	$2,825	$3,009,280
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,173,803
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,125,365
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,146,730
5.00%, 11/01/31 (Call 11/01/30)	4,000	4,751,578
5.00%, 03/01/32 (Call 03/01/30)	2,500	2,935,676
5.00%, 04/01/32	4,000	4,834,478
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,107,023
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,310,922
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,064,996
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,164,325
5.00%, 10/01/32 (Call 04/01/31)	1,145	1,361,584
5.00%, 11/01/32 (Call 11/01/28)	1,615	1,849,551
5.00%, 12/01/32 (Call 06/01/26)	500	548,971
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,042,125
5.00%, 03/01/33 (Call 03/01/30)	2,500	2,921,729
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,271,692
5.00%, 04/01/33 (Call 04/01/29)	840	969,056
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,179,970
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,699,393
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,654,074
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,466,124
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,390,514
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,336,198
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,139,032
5.00%, 12/01/34 (Call 12/01/30)	1,750	2,063,764
5.00%, 03/01/35 (Call 03/01/30)	1,890	2,191,037
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,284,006
5.00%, 04/01/35 (Call 04/01/32)	1,365	1,633,358
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,686,226
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,109,878
5.00%, 09/01/35 (Call 09/01/26)	3,985	4,386,326
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,248,469
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,131,627
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,198,244
5.00%, 11/01/36 (Call 11/01/27)	3,290	3,671,057
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,394,591
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,292,019
5.00%, 10/01/37 (Call 10/01/31)	2,000	2,368,436
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,131,590
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,636,465
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,460,528
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,325,084
5.00%, 10/01/39 (Call 10/01/29)	1,500	1,712,129
5.00%, 11/01/39 (Call 11/01/28)	5,000	5,626,533
5.00%, 09/01/41 (Call 09/01/31)	3,450	4,030,397
5.00%, 09/01/42 (Call 09/01/22)	1,235	1,243,442
5.00%, 04/01/43 (Call 04/01/23)	1,010	1,034,659
5.00%, 11/01/43 (Call 11/01/23)	4,725	4,921,861
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,628,036
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,618,943
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,080,781
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,286,656
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,056,388
5.00%, 11/01/47 (Call 11/01/27)	800	875,026
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,243,450
5.25%, 09/01/22	2,815	2,844,324
5.25%, 10/01/22	600	608,113
5.25%, 02/01/23	500	512,968
5.25%, 08/01/31 (Call 08/01/25)	1,680	1,826,590
Security	Par (000)	Value

California (continued)
5.25%, 08/01/32 (AGM)	$1,825	$2,227,372
Series A, 5.00%, 10/01/24	6,525	6,981,450
series B, 5.00%, 10/01/22	2,000	2,025,399
Series B, 5.00%, 09/01/22	1,220	1,231,958
Series B, 5.00%, 08/01/24	815	868,355
Series B, 5.00%, 09/01/24	2,945	3,144,426
Series B, 5.00%, 09/01/25	1,880	2,054,877
Series B, 5.00%, 08/01/26	2,280	2,541,472
Series B, 5.00%, 09/01/26	790	882,145
Series B, 5.00%, 11/01/31 (Call 11/01/30)	1,000	1,187,895
Series C, 5.00%, 08/01/27 (Call 08/01/26)	760	844,817
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	266,848
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	512,221
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	511,006
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	1,000	830,971
University of California RB
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,572,506
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,028,330
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,030,061
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,399,583
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	4,465	4,603,091
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	5,760	5,872,776
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	126,685
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	495	518,303
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	205	217,446
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,280,636
Series AO, 5.00%, 05/15/23	1,020	1,053,417
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,264,414
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	431,777
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,227,625
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,067,020
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,051,538
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,316,546
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	512,076
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,216,127
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	3,591,439
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,628,588
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,214,523
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,099,721
Series AY, 5.00%, 05/15/25	300	325,806
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,116,163
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,360,393
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,131,789
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	512,355
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	843,926
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	3,705	4,116,612
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	275,553
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	556,100
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	2,791,982
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,058,086
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	695,871
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,585,351
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	1,500	1,543,107
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	2,000	2,349,174
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	3,000	3,448,860
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	950	986,909
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,020	2,082,301
Series I, 5.00%, 05/15/24	290	307,416

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.00%, 05/15/27 (Call 05/15/25)	$430	$465,058
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	377,388
Series I, 5.00%, 05/15/29 (Call 05/15/25)	200	215,234
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	2,971,515
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	580,172
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,051,468
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	547,340
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	255,131
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,110,867
Series M, 5.00%, 05/15/47 (Call 05/15/27)	3,165	3,438,452
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	270,257
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	538,937
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,095,892
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	561,391
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,000	1,064,430
Series Q, 4.00%, 05/15/37 (Call 05/15/31)	2,360	2,504,457
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	1,390	1,596,152
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	1,100	1,112,518
Series A, 4.00%, 08/01/50 (Call 08/01/25)	3,000	3,017,487
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	507,722
West Valley-Mission Community College District GO
Series A, 4.00%, 08/01/22	715	718,400
Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	254,977
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	685,773
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	833,988
Security	Par/ Shares (000)	Value

California (continued)
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	$500	$244,682
Series C, 4.00%, 08/01/38 (PR 08/01/23)	500	513,933
		1,838,583,977

Total Municipal Debt Obligations — 99.0%
(Cost: $1,903,223,190)		1,838,583,977

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.50%(d)(e)	2,461	2,459,137

Total Short-Term Securities — 0.1%
(Cost: $2,458,891)		2,459,137

Total Investments in Securities — 99.1%
(Cost: $1,905,682,081)		1,841,043,114

Other Assets Less Liabilities — 0.9%.		15,974,240

Net Assets — 100.0%		$1,857,017,354

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$5,938,909	$—	$(3,480,148	)(a)	$130	$246	$2,459,137	2,461	$6,844	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2022

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,838,583,977	$—	$1,838,583,977
Money Market Funds	2,459,137	—	—	2,459,137
	$2,459,137	$1,838,583,977	$—	$1,841,043,114

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	ETM	Escrowed to Maturity
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation
AGM-CR	AGM Insured Custodial Receipt	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation